SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
Please Retain This Supplement for Future Reference
February 11, 2025
PROSTKR25-06